Non-Recourse Property Debt and Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summarizes property loans payable related to properties classified as held for use
The following table summarizes our property loans payable related to properties classified as held for use at December 31, 2012 and 2011 (dollars in thousands):

	Weighted Average Interest Rate	Principal Outstanding
	2012	2012	2011
Fixed rate property loans payable	5.58%	$4,434,363	$4,472,385
Variable rate property loans payable	2.93%	24,038	28,730
Total		$4,458,401	$4,501,115

Summarizes property tax-exempt bond financings related to properties classified as held for use
The following table summarizes our property tax-exempt bond financings related to properties classified as held for use at December 31, 2012 and 2011 (dollars in thousands):

	Weighted Average Interest Rate	Principal Outstanding
	2012	2012	2011
Fixed rate property tax-exempt bonds payable	4.92%	$99,447	$132,033
Variable rate property tax-exempt bonds payable	1.51%	130,599	139,626
Total		$230,046	$271,659

Scheduled principal amortization and maturity payments
As of December 31, 2012, the scheduled principal amortization and maturity payments for our property tax-exempt bonds and property loans payable related to properties in continuing operations are as follows (in thousands):

	Amortization	Maturities	Total
2013	$86,570	$182,029	$268,599
2014	89,438	235,975	325,413
2015	90,486	183,111	273,597
2016	87,698	429,593	517,291
2017	81,529	446,900	528,429
Thereafter			2,775,118
			$4,688,447